Fair Value Measurements - The carrying value and fair value of financial instruments (Details) - USD ($) $ in Millions		Dec. 31, 2019	Dec. 31, 2018
Financial assets:
Mortgage loans		$ 1,072	$ 783
Policy loans		164	174
Level 1
Financial assets:
Cash and cash equivalents		734	329
Mortgage loans		0	0
Policy loans		0	0
Total financial assets not accounted for at fair value		734	329
Financial liabilities:
Annuity benefits accumulated	[1]	0	0
Total financial liabilities not accounted for at fair value		0	0
Level 2
Financial assets:
Cash and cash equivalents		0	0
Mortgage loans		0	0
Policy loans		0	0
Total financial assets not accounted for at fair value		0	0
Financial liabilities:
Annuity benefits accumulated	[1]	0	0
Total financial liabilities not accounted for at fair value		0	0
Level 3
Financial assets:
Cash and cash equivalents		0	0
Mortgage loans		1,081	772
Policy loans		164	174
Total financial assets not accounted for at fair value		1,245	946
Financial liabilities:
Annuity benefits accumulated	[1]	40,182	34,765
Total financial liabilities not accounted for at fair value		40,182	34,765
Carrying Value
Financial assets:
Cash and cash equivalents		734	329
Mortgage loans		1,072	783
Policy loans		164	174
Total financial assets not accounted for at fair value		1,970	1,286
Financial liabilities:
Annuity benefits accumulated	[1]	40,159	36,384
Total financial liabilities not accounted for at fair value		40,159	36,384
Fair Value
Financial assets:
Cash and cash equivalents		734	329
Mortgage loans		1,081	772
Policy loans		164	174
Total financial assets not accounted for at fair value		1,979	1,275
Financial liabilities:
Annuity benefits accumulated	[1]	40,182	34,765
Total financial liabilities not accounted for at fair value		$ 40,182	$ 34,765

[1]	Excludes $247 million and $232 million of life contingent annuities in the payout phase at December 31, 2019 and 2018, respectively.